Inventories - Allowance for Obsolescence and/or Lower Market Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	€ (382.7)	€ (415.0)
Addition for the year	(120.1)	(73.0)	€ (211.8)
Effect of changes in exchange rates	7.9	(5.3)
Valuation Allowances and Reserves, Deductions	145.0	110.6
Balance at end of year	€ (349.9)	€ (382.7)	€ (415.0)